Financial Risk Management - Analysis of financial instruments (Details) - Currency risks - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
USD
Financial instruments
Percentage strengthening in rate	10.00%	10.00%	10.00%
Percentage weakening in rate	(10.00%)	(10.00%)	(10.00%)
Variance in equity from strengthening in rate	€ 14,591	€ 13,834	€ 16,699
Variance in equity from weakening in rate	(14,591)	(13,834)	(16,699)
Variance in profit and loss from strengthening in rate	14,591	13,834	16,699
Variance in profit and loss from weakening in rate	€ (14,591)	€ (13,834)	€ (16,699)
GBP
Financial instruments
Percentage strengthening in rate	10.00%	10.00%	10.00%
Percentage weakening in rate	(10.00%)	(10.00%)	(10.00%)
Variance in equity from strengthening in rate	€ 1,406	€ 2,994	€ 5,278
Variance in equity from weakening in rate	(1,406)	(2,994)	(5,278)
Variance in profit and loss from strengthening in rate	1,406	2,994	5,278
Variance in profit and loss from weakening in rate	€ (1,406)	€ (2,994)	€ (5,278)
EUR
Financial instruments
Percentage strengthening in rate	10.00%	10.00%	10.00%
Percentage weakening in rate	(10.00%)	(10.00%)	(10.00%)
Variance in equity from strengthening in rate	€ 15,997	€ 16,828	€ 21,977
Variance in equity from weakening in rate	(15,997)	(16,828)	(21,977)
Variance in profit and loss from strengthening in rate	15,997	16,828	21,977
Variance in profit and loss from weakening in rate	€ (15,997)	€ (16,828)	€ 21,977